Related Party Transactions - Schedule of Transaction Occur with Related Parties (Detail)	Jun. 30, 2018 AUD ($)
Disclosure of transactions between related parties [line items]
In addition to Director's fees, Consultancy fees for post directorship executive duties were paid to Barton Place Pty Ltd, a corporation in which Albert Wong has a beneficial interest	$ 49,500